CONSOLIDATED AND COMBINED STATEMENTS OF OPERATIONS (Parenthetical)	Oct. 15, 2018 shares
Pro Forma
Shares of common stock outstanding (in shares)	123,000,000
Public Stock Offering
Stock issued during period (in shares)	23,000,000